Short-Term Debt (Narrative) (Details) (USD $) In Billions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investment Securities And One To Four Family Residential Property Loans
Short-term Debt [Line Items]
Collateral pledged to the FHLB	$ 1.7	$ 1.7
City National
Short-term Debt [Line Items]
FHLB stock held	17,571
Unused FHLB funds	$ 1.5	$ 1.4